COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments and Contingencies [Line Items]
Lease period	5 years
Monthly rental expenses	$ 137
Rent expense	$ 2,828	$ 3,155	$ 3,273